Retail | Delaware U.S. Growth Fund
What is the Fund's investment objective?
Delaware U.S. Growth Fund seeks long-term capital appreciation by investing in equity securities of companies we believe have the potential for sustainable free cash flow growth.
What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Delaware Investments�� Funds. More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees Retail Delaware U.S. Growth Fund	Class A	Class B		Class C		Class R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none		none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%	[1]	1.00%	[1]	none
[1]

If you redeem Class B shares during the first year after you buy them, you will pay a CDSC of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0.00% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Retail Delaware U.S. Growth Fund		Class A	Class B	Class C	Class R
Management Fees		0.64%	0.64%	0.64%	0.64%
Distribution and Service (12b-1) fees		0.30%	1.00%	1.00%	0.60%
Other expenses		0.32%	0.32%	0.32%	0.32%
Total annual fund operating expenses		1.26%	1.96%	1.96%	1.56%
Fee waivers and expense reimbursements	[1]	(0.16%)	(0.11%)	(0.11%)	(0.21%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.10%	1.85%	1.85%	1.35%
[1]

The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.85% of the Fund's average daily net assets from February 28, 2011 through February 28, 2012. The Fund's distributor, Delaware Distributors, L.P. (Distributor), has also contracted to limit the Fund's Class A and Class R shares' 12b-1 fees from February 28, 2011 through February 28, 2012 to no more than 0.25% and 0.50% of average daily net assets, respectively. These waivers and reimbursements may be terminated only by agreement of the Manager or Distributor, as applicable, and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Delaware U.S. Growth Fund Retail (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	678	934	1,210	1,994
Class B	585	877	1,269	2,092
Class C	285	602	1,044	2,274
Class R	134	469	827	1,836

Expense Example, No Redemption Delaware U.S. Growth Fund Retail (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	185	602	1,044	2,092
Class C	185	602	1,044	2,274

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.

What are the Fund's principal investment strategies?

We invest primarily in common stocks. The Fund invests primarily in companies that we believe have long-term capital appreciation potential and are expected to grow faster than the U.S. economy. Using a bottom up approach, we seek to select securities we believe have large end-market potential, dominant business models, and strong free cash flow generation that are attractively priced compared to the intrinsic value of the securities. We also consider a company's operational efficiencies, management's plans for capital allocation, and the company's shareholder orientation. All of these factors give us insight into the outlook for a company, helping identify companies poised for sustainable free cash flow growth. We believe that sustainable free cash flow growth, if it occurs, may result in price appreciation for the company's stock. We may sell a security if we no longer believe that the security is likely to contribute to meeting the investment objective of the Fund or if there are other opportunities that appear more attractive.

Under normal circumstances, the Fund will invest at least 80% of its net assets in U.S. investments. This policy is not a fundamental investment policy and may be changed without shareholder approval. However, shareholders will be given at least 60 days' notice prior to any such change. We may also invest up to 20% of the Fund's assets in debt securities and bonds. In addition, we may invest in convertible bonds, preferred stocks, and convertible preferred stocks, provided that these investments, when aggregated with the Fund's debt securities and bonds, do not exceed 35% of the Fund's assets.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investment not guaranteed by the Manager or its affiliates -- Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk -- The risk that all or a majority of the securities in a certain market -- like the stock or bond market -- will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence or heavy institutional selling.

Foreign risk -- The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Currency risk -- The risk that the value of a portfolio's investments may be negatively affected by changes in foreign currency exchange rates.

Futures and options risk -- The possibility that a fund may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the manager anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss that a fund gains from using the strategy.

Credit risk -- The risk that a bond's issuer will be unable to make timely payments of interest and principal. Investing in so-called "junk" or "high yield" bonds entails greater risk of principal loss than the risk involved in investment grade bonds.

Liquidity risk -- The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

How has Delaware U.S. Growth Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/performance.

Year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A's highest quarterly return was 15.50% for the quarter ended June 30, 2009 and its lowest quarterly return was -22.40% for the quarter ended December 31, 2008. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns Delaware U.S. Growth Fund Retail	1 Year	5 Years	10 Years
Class A	7.47%	0.11%	(2.46%)
Class A After Taxes on Distributions	7.47%	0.11%	(2.46%)
Class A After Taxes on Distributions and Sales	4.86%	0.10%	(2.05%)
Class B	7.47%	0.12%	(2.44%)
Class C	12.07%	0.56%	(2.58%)
Class R	13.71%	1.09%	4.22%
Russell 1000(R) Growth Index (reflects no deduction for fees, expenses, or taxes)	16.71%	3.75%	0.02%

After-tax performance is only presented for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes.

Institutional | Delaware U.S. Growth Fund
What is the Fund's investment objective?
Delaware U.S. Growth Fund seeks long-term capital appreciation by investing in equity securities of companies we believe have the potential for sustainable free cash flow growth.
What are the Fund's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Delaware U.S. Growth Fund		Institutional
Management Fees		0.64%
Distribution and Service (12b-1) fees		none
Other expenses		0.32%
Total annual fund operating expenses		0.96%
Fee waivers and expense reimbursements	[1]	(0.11%)
Total annual fund operating expenses after fee waivers and expense reimbursements		0.85%
[1]

The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.85% of the Fund's average daily net assets from February 28, 2011 through February 28, 2012. These waivers and reimbursements may be terminated only by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Delaware U.S. Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional	84	292	517	1,165

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.

What are the Fund's principal investment strategies?

We invest primarily in common stocks. The Fund invests primarily in companies that we believe have long-term capital appreciation potential and are expected to grow faster than the U.S. economy. Using a bottom up approach, we seek to select securities we believe have large end-market potential, dominant business models, and strong free cash flow generation that are attractively priced compared to the intrinsic value of the securities. We also consider a company's operational efficiencies, management's plans for capital allocation, and the company's shareholder orientation. All of these factors give us insight into the outlook for a company, helping identify companies poised for sustainable free cash flow growth. We believe that sustainable free cash flow growth, if it occurs, may result in price appreciation for the company's stock. We may sell a security if we no longer believe that the security is likely to contribute to meeting the investment objective of the Fund or if there are other opportunities that appear more attractive.

Under normal circumstances, the Fund will invest at least 80% of its net assets in U.S. investments. This policy is not a fundamental investment policy and may be changed without shareholder approval. However, shareholders will be given at least 60 days' notice prior to any such change. We may also invest up to 20% of the Fund's assets in debt securities and bonds. In addition, we may invest in convertible bonds, preferred stocks, and convertible preferred stocks, provided that these investments, when aggregated with the Fund's debt securities and bonds, do not exceed 35% of the Fund's assets.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investment not guaranteed by the Manager or its affiliates -- Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk -- The risk that all or a majority of the securities in a certain market -- like the stock or bond market -- will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence or heavy institutional selling.

Foreign risk -- The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Currency risk -- The risk that the value of a portfolio's investments may be negatively affected by changes in foreign currency exchange rates.

Futures and options risk -- The possibility that a fund may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the manager anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss that a fund gains from using the strategy.

Credit risk -- The risk that a bond's issuer will be unable to make timely payments of interest and principal. Investing in so-called "junk" or "high yield" bonds entails greater risk of principal loss than the risk involved in investment grade bonds.

Liquidity risk -- The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

How has Delaware U.S. Growth Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 362-7500 or by visiting our web site at www.delawareinvestments.com/performance.

Year-by-year total return (Institutional Class)

During the periods illustrated in this bar chart, the Institutional Class' highest quarterly return was 15.60% for the quarter ended June 30, 2009 and its lowest quarterly return was -22.31% for the quarter ended December 31, 2008.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns Delaware U.S. Growth Fund	1 Year	5 Years	10 Years
Institutional	14.27%	1.58%	(1.60%)
Institutional After Taxes on Distributions	14.21%	1.57%	(1.60%)
Institutional After Taxes on Distributions and Sales	9.27%	1.34%	(1.35%)
Institutional Russell 1000(R) Growth Index (reflects no deduction for fees, expenses, or taxes)	16.71%	3.75%	0.02%

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Retail | Delaware Diversified Income Fund
What is the Fund's investment objective?
Delaware Diversified Income Fund seeks maximum long-term total return, consistent with reasonable risk.
What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in Delaware Investments�� Funds. More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees Retail Delaware Diversified Income Fund	Class A	Class B		Class C		Class R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none		none		none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%	[1]	1.00%	[1]	none
[1]

If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Retail Delaware Diversified Income Fund	Class A		Class B	Class C	Class R
Management Fees	0.45%		0.45%	0.45%	0.45%
Distribution and Service (12b-1) fees	0.30%		1.00%	1.00%	0.60%
Other expenses	0.23%		0.23%	0.23%	0.23%
Total annual fund operating expenses	0.98%		1.68%	1.68%	1.28%
Fee waivers and expense reimbursements	(0.05%)	[1]			(0.10%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.93%		1.68%	1.68%	1.18%
[1]

The Fund's distributor, Delaware Distributors, L.P. (Distributor), has also contracted to limit the Class A and Class R shares' 12b-1 fees from February 28, 2011 through February 28, 2012 to no more than 0.25% and 0.50% of their respective average daily net assets. These waivers and reimbursements may only be terminated by agreement of the Manager and the Distributor, as applicable, and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Delaware Diversified Income Fund Retail (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	541	743	963	1,593
Class B	571	805	1,138	1,801
Class C	271	530	913	1,987
Class R	120	396	693	1,536

Expense Example, No Redemption Delaware Diversified Income Fund Retail (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	101	530	913	1,801
Class C	171	530	913	1,987

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 232% of the average value of its portfolio.

What are the Fund's principal investment strategies?

The Fund allocates its investments principally among the following four sectors of the fixed income securities markets: the U.S. investment grade sector, the U.S. high yield sector, the international developed markets sector, and the emerging markets sector. Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities (the 80% policy). The Fund's investment manager, Delaware Management Company (Manager or we), will determine how much of the Fund to allocate to each of the four sectors, based on our evaluation of economic and market conditions and our assessment of the returns and potential for appreciation that can be achieved from investments in each of the four sectors. We will periodically reallocate the Fund's assets, as deemed necessary.

In unusual market conditions, in order to meet redemption requests, for temporary defensive purposes, and pending investment, the Fund may hold a substantial portion of its assets in cash or short-term fixed income obligations. The Fund may also use a wide range of hedging instruments, including options, futures contracts, and options on futures contracts subject to certain limitations. The Fund's investments in emerging markets will, in the aggregate, be limited to no more than 15% of the Fund's total assets. We will limit non-U.S.-dollar-denominated securities to no more than 50% of net assets, but total non-U.S.-dollar currency exposure will be limited, in the aggregate, to no more than 25% of net assets. The Fund's 80% policy described above may be changed without shareholder approval. However, shareholders will be given at least 60 days' notice prior to any such change.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investment not guaranteed by the Manager or its affiliates -- Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk -- The risk that all or a majority of the securities in a certain market -- like the stock or bond market -- will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence or heavy institutional selling.

Credit risk -- The risk that a bond's issuer will be unable to make timely payments of interest and principal. Investing in so-called "junk" or "high yield" bonds entails greater risk of principal loss than the risk involved in investment grade bonds.

Interest rate risk -- The risk that securities, particularly bonds with longer maturities, will decrease in value if interest rates rise.

Bank loans and other direct indebtedness risk -- The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.

Prepayment risk -- The risk that the principal on a bond that is held by a portfolio will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Foreign risk -- The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Currency risk -- The risk that the value of a portfolio's investments may be negatively affected by changes in foreign currency exchange rates.

Derivatives risk -- Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

Liquidity risk -- The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Valuation risk -- The risk that a less liquid secondary market may make it more difficult for a fund to obtain precise valuations of certain securities in its portfolio.

Government and regulatory risk -- The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Diversified Income Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/performance.

On October 28, 2002, the Fund acquired all of the assets and assumed all of the liabilities of The Diversified Core Fixed Income Portfolio of Delaware Pooled�� Trust (Predecessor Fund), which had investment objectives and policies identical to those of the Fund. The Fund had no operations prior to October 28, 2002. Shareholders of the Predecessor Fund received Class A shares of the Fund in connection with this transaction. As a result of this transaction, Class A shares of the Fund assumed the performance history of the Predecessor Fund for periods prior to the closing date of the transaction. The average annual total returns of the Fund in the table below for periods prior to October 28, 2002 have been restated to reflect the maximum sales charge applicable to Class A shares, but not to reflect the distribution and service (12b-1), higher management, and transfer agency fees borne by Class A shares of the Fund.

Year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A's highest quarterly return was 10.21% for the quarter ended June 30, 2009 and its lowest quarterly return was -3.93% for the quarter ended September 30, 2008. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns Delaware Diversified Income Fund Retail	1 Year	5 Years	10 Years	Since Inception
Class A	2.91%	7.47%	7.88%
Class A After Taxes on Distributions	0.10%	5.10%	5.20%
Class A After Taxes on Distributions and Sales	2.10%	4.99%	5.14%
Class B	2.91%	7.41%		7.71%
Class C	5.98%	7.65%		7.71%
Class R	7.62%	8.19%		7.01%
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%

After-tax performance is only presented for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes.

Institutional | Delaware Diversified Income Fund
What is the Fund's investment objective?
Delaware Diversified Income Fund seeks maximum long-term total return, consistent with reasonable risk.
What are the Fund's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Delaware Diversified Income Fund	Institutional
Management Fees	0.45%
Distribution and Service (12b-1) fees	none
Other expenses	0.23%
Total annual fund operating expenses	0.68%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Delaware Diversified Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional	70	218	379	847

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 232% of the average value of its portfolio.

What are the Fund's principal investment strategies?

The Fund allocates its investments principally among the following four sectors of the fixed income securities markets: the U.S. investment grade sector, the U.S. high yield sector, the international developed markets sector, and the emerging markets sector. Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities (the 80% policy). The Fund's investment manager, Delaware Management Company (Manager or we), will determine how much of the Fund to allocate to each of the four sectors, based on our evaluation of economic and market conditions and our assessment of the returns and potential for appreciation that can be achieved from investments in each of the four sectors. We will periodically reallocate the Fund's assets, as deemed necessary.

In unusual market conditions, in order to meet redemption requests, for temporary defensive purposes, and pending investment, the Fund may hold a substantial portion of its assets in cash or short-term fixed income obligations. The Fund may also use a wide range of hedging instruments, including options, futures contracts, and options on futures contracts subject to certain limitations. The Fund's investments in emerging markets will, in the aggregate, be limited to no more than 15% of the Fund's total assets. We will limit non-U.S.-dollar-denominated securities to no more than 50% of net assets, but total non-U.S.-dollar currency exposure will be limited, in the aggregate, to no more than 25% of net assets. The Fund's 80% policy described above may be changed without shareholder approval. However, shareholders will be given at least 60 days' notice prior to any such change.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investment not guaranteed by the Manager or its affiliates -- Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk -- The risk that all or a majority of the securities in a certain market -- like the stock or bond market -- will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence or heavy institutional selling.

Credit risk -- The risk that a bond's issuer will be unable to make timely payments of interest and principal. Investing in so-called "junk" or "high yield" bonds entails greater risk of principal loss than the risk involved in investment grade bonds.

Interest rate risk -- The risk that securities, particularly bonds with longer maturities, will decrease in value if interest rates rise.

Bank loans and other direct indebtedness risk -- The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.

Prepayment risk -- The risk that the principal on a bond that is held by a portfolio will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Foreign risk -- The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Currency risk -- The risk that the value of a portfolio's investments may be negatively affected by changes in foreign currency exchange rates.

Derivatives risk -- Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

Liquidity risk -- The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Valuation risk -- The risk that a less liquid secondary market may make it more difficult for a fund to obtain precise valuations of certain securities in its portfolio.

Government and regulatory risk -- The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Diversified Income Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1-year, 5-year and lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 362-7500 or by visiting our web site at www.delawareinvestments.com/performance.

Year-by-year total return (Institutional Class)

During the periods illustrated in this bar chart, the Institutional Class' highest quarterly return was 10.14% for the quarter ended June 30, 2009 and its lowest quarterly return was -3.86% for the quarter ended September 30, 2008.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns Delaware Diversified Income Fund	1 Year	5 Years	Since Inception
Institutional	8.15%	8.72%	8.78%
Institutional After Taxes on Distributions	5.11%	6.23%	5.87%
Institutional After Taxes on Distributions and Sales	5.51%	6.01%	5.77%
Institutional Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.13%

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Institutional | Delaware Diversified Income Fund
What is the Fund's investment objective?
Delaware Diversified Income Fund seeks maximum long-term total return, consistent with reasonable risk.
What are the Fund's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Delaware Diversified Income Fund	Institutional
Management Fees	0.45%
Distribution and Service (12b-1) fees	none
Other expenses	0.23%
Total annual fund operating expenses	0.68%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Delaware Diversified Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional	70	218	379	847

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 232% of the average value of its portfolio.

What are the Fund's principal investment strategies?

The Fund allocates its investments principally among the following four sectors of the fixed income securities markets: the U.S. investment grade sector, the U.S. high yield sector, the international developed markets sector, and the emerging markets sector. Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities (the 80% policy). The Fund's investment manager, Delaware Management Company (Manager or we), will determine how much of the Fund to allocate to each of the four sectors, based on our evaluation of economic and market conditions and our assessment of the returns and potential for appreciation that can be achieved from investments in each of the four sectors. We will periodically reallocate the Fund's assets, as deemed necessary.

In unusual market conditions, in order to meet redemption requests, for temporary defensive purposes, and pending investment, the Fund may hold a substantial portion of its assets in cash or short-term fixed income obligations. The Fund may also use a wide range of hedging instruments, including options, futures contracts, and options on futures contracts subject to certain limitations. The Fund's investments in emerging markets will, in the aggregate, be limited to no more than 15% of the Fund's total assets. We will limit non-U.S.-dollar-denominated securities to no more than 50% of net assets, but total non-U.S.-dollar currency exposure will be limited, in the aggregate, to no more than 25% of net assets. The Fund's 80% policy described above may be changed without shareholder approval. However, shareholders will be given at least 60 days' notice prior to any such change.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investment not guaranteed by the Manager or its affiliates -- Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk -- The risk that all or a majority of the securities in a certain market -- like the stock or bond market -- will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence or heavy institutional selling.

Credit risk -- The risk that a bond's issuer will be unable to make timely payments of interest and principal. Investing in so-called "junk" or "high yield" bonds entails greater risk of principal loss than the risk involved in investment grade bonds.

Interest rate risk -- The risk that securities, particularly bonds with longer maturities, will decrease in value if interest rates rise.

Bank loans and other direct indebtedness risk -- The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.

Prepayment risk -- The risk that the principal on a bond that is held by a portfolio will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Foreign risk -- The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Currency risk -- The risk that the value of a portfolio's investments may be negatively affected by changes in foreign currency exchange rates.

Derivatives risk -- Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

Liquidity risk -- The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Valuation risk -- The risk that a less liquid secondary market may make it more difficult for a fund to obtain precise valuations of certain securities in its portfolio.

Government and regulatory risk -- The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Diversified Income Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1-year, 5-year and lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 362-7500 or by visiting our web site at www.delawareinvestments.com/performance.

Year-by-year total return (Institutional Class)

During the periods illustrated in this bar chart, the Institutional Class' highest quarterly return was 10.14% for the quarter ended June 30, 2009 and its lowest quarterly return was -3.86% for the quarter ended September 30, 2008.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns Delaware Diversified Income Fund	1 Year	5 Years	Since Inception
Institutional	8.15%	8.72%	8.78%
Institutional After Taxes on Distributions	5.11%	6.23%	5.87%
Institutional After Taxes on Distributions and Sales	5.51%	6.01%	5.77%
Institutional Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.13%

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Institutional | Delaware U.S. Growth Fund
What is the Fund's investment objective?
Delaware U.S. Growth Fund seeks long-term capital appreciation by investing in equity securities of companies we believe have the potential for sustainable free cash flow growth.
What are the Fund's fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Delaware U.S. Growth Fund		Institutional
Management Fees		0.64%
Distribution and Service (12b-1) fees		none
Other expenses		0.32%
Total annual fund operating expenses		0.96%
Fee waivers and expense reimbursements	[1]	(0.11%)
Total annual fund operating expenses after fee waivers and expense reimbursements		0.85%
[1]

The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.85% of the Fund's average daily net assets from February 28, 2011 through February 28, 2012. These waivers and reimbursements may be terminated only by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Delaware U.S. Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional	84	292	517	1,165

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.

What are the Fund's principal investment strategies?

We invest primarily in common stocks. The Fund invests primarily in companies that we believe have long-term capital appreciation potential and are expected to grow faster than the U.S. economy. Using a bottom up approach, we seek to select securities we believe have large end-market potential, dominant business models, and strong free cash flow generation that are attractively priced compared to the intrinsic value of the securities. We also consider a company's operational efficiencies, management's plans for capital allocation, and the company's shareholder orientation. All of these factors give us insight into the outlook for a company, helping identify companies poised for sustainable free cash flow growth. We believe that sustainable free cash flow growth, if it occurs, may result in price appreciation for the company's stock. We may sell a security if we no longer believe that the security is likely to contribute to meeting the investment objective of the Fund or if there are other opportunities that appear more attractive.

Under normal circumstances, the Fund will invest at least 80% of its net assets in U.S. investments. This policy is not a fundamental investment policy and may be changed without shareholder approval. However, shareholders will be given at least 60 days' notice prior to any such change. We may also invest up to 20% of the Fund's assets in debt securities and bonds. In addition, we may invest in convertible bonds, preferred stocks, and convertible preferred stocks, provided that these investments, when aggregated with the Fund's debt securities and bonds, do not exceed 35% of the Fund's assets.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investment not guaranteed by the Manager or its affiliates -- Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk -- The risk that all or a majority of the securities in a certain market -- like the stock or bond market -- will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence or heavy institutional selling.

Foreign risk -- The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Currency risk -- The risk that the value of a portfolio's investments may be negatively affected by changes in foreign currency exchange rates.

Futures and options risk -- The possibility that a fund may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the manager anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss that a fund gains from using the strategy.

Credit risk -- The risk that a bond's issuer will be unable to make timely payments of interest and principal. Investing in so-called "junk" or "high yield" bonds entails greater risk of principal loss than the risk involved in investment grade bonds.

Liquidity risk -- The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

How has Delaware U.S. Growth Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 362-7500 or by visiting our web site at www.delawareinvestments.com/performance.

Year-by-year total return (Institutional Class)

During the periods illustrated in this bar chart, the Institutional Class' highest quarterly return was 15.60% for the quarter ended June 30, 2009 and its lowest quarterly return was -22.31% for the quarter ended December 31, 2008.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns Delaware U.S. Growth Fund	1 Year	5 Years	10 Years
Institutional	14.27%	1.58%	(1.60%)
Institutional After Taxes on Distributions	14.21%	1.57%	(1.60%)
Institutional After Taxes on Distributions and Sales	9.27%	1.34%	(1.35%)
Institutional Russell 1000(R) Growth Index (reflects no deduction for fees, expenses, or taxes)	16.71%	3.75%	0.02%

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Retail | Delaware Diversified Income Fund
What is the Fund's investment objective?
Delaware Diversified Income Fund seeks maximum long-term total return, consistent with reasonable risk.
What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in Delaware Investments�� Funds. More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees Retail Delaware Diversified Income Fund	Class A	Class B		Class C		Class R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none		none		none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%	[1]	1.00%	[1]	none
[1]

If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Retail Delaware Diversified Income Fund	Class A		Class B	Class C	Class R
Management Fees	0.45%		0.45%	0.45%	0.45%
Distribution and Service (12b-1) fees	0.30%		1.00%	1.00%	0.60%
Other expenses	0.23%		0.23%	0.23%	0.23%
Total annual fund operating expenses	0.98%		1.68%	1.68%	1.28%
Fee waivers and expense reimbursements	(0.05%)	[1]			(0.10%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.93%		1.68%	1.68%	1.18%
[1]

The Fund's distributor, Delaware Distributors, L.P. (Distributor), has also contracted to limit the Class A and Class R shares' 12b-1 fees from February 28, 2011 through February 28, 2012 to no more than 0.25% and 0.50% of their respective average daily net assets. These waivers and reimbursements may only be terminated by agreement of the Manager and the Distributor, as applicable, and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Delaware Diversified Income Fund Retail (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	541	743	963	1,593
Class B	571	805	1,138	1,801
Class C	271	530	913	1,987
Class R	120	396	693	1,536

Expense Example, No Redemption Delaware Diversified Income Fund Retail (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	101	530	913	1,801
Class C	171	530	913	1,987

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 232% of the average value of its portfolio.

What are the Fund's principal investment strategies?

The Fund allocates its investments principally among the following four sectors of the fixed income securities markets: the U.S. investment grade sector, the U.S. high yield sector, the international developed markets sector, and the emerging markets sector. Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities (the 80% policy). The Fund's investment manager, Delaware Management Company (Manager or we), will determine how much of the Fund to allocate to each of the four sectors, based on our evaluation of economic and market conditions and our assessment of the returns and potential for appreciation that can be achieved from investments in each of the four sectors. We will periodically reallocate the Fund's assets, as deemed necessary.

In unusual market conditions, in order to meet redemption requests, for temporary defensive purposes, and pending investment, the Fund may hold a substantial portion of its assets in cash or short-term fixed income obligations. The Fund may also use a wide range of hedging instruments, including options, futures contracts, and options on futures contracts subject to certain limitations. The Fund's investments in emerging markets will, in the aggregate, be limited to no more than 15% of the Fund's total assets. We will limit non-U.S.-dollar-denominated securities to no more than 50% of net assets, but total non-U.S.-dollar currency exposure will be limited, in the aggregate, to no more than 25% of net assets. The Fund's 80% policy described above may be changed without shareholder approval. However, shareholders will be given at least 60 days' notice prior to any such change.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investment not guaranteed by the Manager or its affiliates -- Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk -- The risk that all or a majority of the securities in a certain market -- like the stock or bond market -- will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence or heavy institutional selling.

Credit risk -- The risk that a bond's issuer will be unable to make timely payments of interest and principal. Investing in so-called "junk" or "high yield" bonds entails greater risk of principal loss than the risk involved in investment grade bonds.

Interest rate risk -- The risk that securities, particularly bonds with longer maturities, will decrease in value if interest rates rise.

Bank loans and other direct indebtedness risk -- The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.

Prepayment risk -- The risk that the principal on a bond that is held by a portfolio will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Foreign risk -- The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Currency risk -- The risk that the value of a portfolio's investments may be negatively affected by changes in foreign currency exchange rates.

Derivatives risk -- Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

Liquidity risk -- The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Valuation risk -- The risk that a less liquid secondary market may make it more difficult for a fund to obtain precise valuations of certain securities in its portfolio.

Government and regulatory risk -- The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Diversified Income Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/performance.

On October 28, 2002, the Fund acquired all of the assets and assumed all of the liabilities of The Diversified Core Fixed Income Portfolio of Delaware Pooled�� Trust (Predecessor Fund), which had investment objectives and policies identical to those of the Fund. The Fund had no operations prior to October 28, 2002. Shareholders of the Predecessor Fund received Class A shares of the Fund in connection with this transaction. As a result of this transaction, Class A shares of the Fund assumed the performance history of the Predecessor Fund for periods prior to the closing date of the transaction. The average annual total returns of the Fund in the table below for periods prior to October 28, 2002 have been restated to reflect the maximum sales charge applicable to Class A shares, but not to reflect the distribution and service (12b-1), higher management, and transfer agency fees borne by Class A shares of the Fund.

Year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A's highest quarterly return was 10.21% for the quarter ended June 30, 2009 and its lowest quarterly return was -3.93% for the quarter ended September 30, 2008. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns Delaware Diversified Income Fund Retail	1 Year	5 Years	10 Years	Since Inception
Class A	2.91%	7.47%	7.88%
Class A After Taxes on Distributions	0.10%	5.10%	5.20%
Class A After Taxes on Distributions and Sales	2.10%	4.99%	5.14%
Class B	2.91%	7.41%		7.71%
Class C	5.98%	7.65%		7.71%
Class R	7.62%	8.19%		7.01%
Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%

After-tax performance is only presented for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes.

Retail | Delaware U.S. Growth Fund
What is the Fund's investment objective?
Delaware U.S. Growth Fund seeks long-term capital appreciation by investing in equity securities of companies we believe have the potential for sustainable free cash flow growth.
What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Delaware Investments�� Funds. More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees Retail Delaware U.S. Growth Fund	Class A	Class B		Class C		Class R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none		none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%	[1]	1.00%	[1]	none
[1]

If you redeem Class B shares during the first year after you buy them, you will pay a CDSC of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0.00% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Retail Delaware U.S. Growth Fund		Class A	Class B	Class C	Class R
Management Fees		0.64%	0.64%	0.64%	0.64%
Distribution and Service (12b-1) fees		0.30%	1.00%	1.00%	0.60%
Other expenses		0.32%	0.32%	0.32%	0.32%
Total annual fund operating expenses		1.26%	1.96%	1.96%	1.56%
Fee waivers and expense reimbursements	[1]	(0.16%)	(0.11%)	(0.11%)	(0.21%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.10%	1.85%	1.85%	1.35%
[1]

The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.85% of the Fund's average daily net assets from February 28, 2011 through February 28, 2012. The Fund's distributor, Delaware Distributors, L.P. (Distributor), has also contracted to limit the Fund's Class A and Class R shares' 12b-1 fees from February 28, 2011 through February 28, 2012 to no more than 0.25% and 0.50% of average daily net assets, respectively. These waivers and reimbursements may be terminated only by agreement of the Manager or Distributor, as applicable, and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Delaware U.S. Growth Fund Retail (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	678	934	1,210	1,994
Class B	585	877	1,269	2,092
Class C	285	602	1,044	2,274
Class R	134	469	827	1,836

Expense Example, No Redemption Delaware U.S. Growth Fund Retail (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	185	602	1,044	2,092
Class C	185	602	1,044	2,274

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.

What are the Fund's principal investment strategies?

We invest primarily in common stocks. The Fund invests primarily in companies that we believe have long-term capital appreciation potential and are expected to grow faster than the U.S. economy. Using a bottom up approach, we seek to select securities we believe have large end-market potential, dominant business models, and strong free cash flow generation that are attractively priced compared to the intrinsic value of the securities. We also consider a company's operational efficiencies, management's plans for capital allocation, and the company's shareholder orientation. All of these factors give us insight into the outlook for a company, helping identify companies poised for sustainable free cash flow growth. We believe that sustainable free cash flow growth, if it occurs, may result in price appreciation for the company's stock. We may sell a security if we no longer believe that the security is likely to contribute to meeting the investment objective of the Fund or if there are other opportunities that appear more attractive.

Under normal circumstances, the Fund will invest at least 80% of its net assets in U.S. investments. This policy is not a fundamental investment policy and may be changed without shareholder approval. However, shareholders will be given at least 60 days' notice prior to any such change. We may also invest up to 20% of the Fund's assets in debt securities and bonds. In addition, we may invest in convertible bonds, preferred stocks, and convertible preferred stocks, provided that these investments, when aggregated with the Fund's debt securities and bonds, do not exceed 35% of the Fund's assets.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investment not guaranteed by the Manager or its affiliates -- Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk -- The risk that all or a majority of the securities in a certain market -- like the stock or bond market -- will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence or heavy institutional selling.

Foreign risk -- The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Currency risk -- The risk that the value of a portfolio's investments may be negatively affected by changes in foreign currency exchange rates.

Futures and options risk -- The possibility that a fund may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the manager anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss that a fund gains from using the strategy.

Credit risk -- The risk that a bond's issuer will be unable to make timely payments of interest and principal. Investing in so-called "junk" or "high yield" bonds entails greater risk of principal loss than the risk involved in investment grade bonds.

Liquidity risk -- The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

How has Delaware U.S. Growth Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/performance.

Year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A's highest quarterly return was 15.50% for the quarter ended June 30, 2009 and its lowest quarterly return was -22.40% for the quarter ended December 31, 2008. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns Delaware U.S. Growth Fund Retail	1 Year	5 Years	10 Years
Class A	7.47%	0.11%	(2.46%)
Class A After Taxes on Distributions	7.47%	0.11%	(2.46%)
Class A After Taxes on Distributions and Sales	4.86%	0.10%	(2.05%)
Class B	7.47%	0.12%	(2.44%)
Class C	12.07%	0.56%	(2.58%)
Class R	13.71%	1.09%	4.22%
Russell 1000(R) Growth Index (reflects no deduction for fees, expenses, or taxes)	16.71%	3.75%	0.02%

After-tax performance is only presented for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes.

Shareholder Fees (Retail)	0 Months Ended
	Mar. 10, 2011
Delaware U.S. Growth Fund | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
Delaware U.S. Growth Fund | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	4.00%	[1]
Delaware U.S. Growth Fund | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[1]
Delaware U.S. Growth Fund | Class R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
Delaware Diversified Income Fund | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
Delaware Diversified Income Fund | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	4.00%	[2]
Delaware Diversified Income Fund | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	1.00%	[2]
Delaware Diversified Income Fund | Class R
Shareholder Fees:
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none

[1]

If you redeem Class B shares during the first year after you buy them, you will pay a CDSC of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0.00% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).

[2]

If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Annual Fund Operating Expenses	0 Months Ended
	Mar. 10, 2011
Institutional | Delaware U.S. Growth Fund | Institutional
Operating Expenses:
Management Fees	0.64%
Distribution and Service (12b-1) fees	none
Other Expenses (as a percentage of Assets):	0.32%
Total Annual Fund Operating Expenses	0.96%
Fee waivers and expense reimbursements	(0.11%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.85%
Institutional | Delaware Diversified Income Fund | Institutional
Operating Expenses:
Management Fees	0.45%
Distribution and Service (12b-1) fees	none
Other Expenses (as a percentage of Assets):	0.23%
Total Annual Fund Operating Expenses	0.68%
Retail | Delaware U.S. Growth Fund | Class A
Operating Expenses:
Management Fees	0.64%
Distribution and Service (12b-1) fees	0.30%
Other Expenses (as a percentage of Assets):	0.32%
Total Annual Fund Operating Expenses	1.26%
Fee waivers and expense reimbursements	(0.16%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.10%
Retail | Delaware U.S. Growth Fund | Class B
Operating Expenses:
Management Fees	0.64%
Distribution and Service (12b-1) fees	1.00%
Other Expenses (as a percentage of Assets):	0.32%
Total Annual Fund Operating Expenses	1.96%
Fee waivers and expense reimbursements	(0.11%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.85%
Retail | Delaware U.S. Growth Fund | Class C
Operating Expenses:
Management Fees	0.64%
Distribution and Service (12b-1) fees	1.00%
Other Expenses (as a percentage of Assets):	0.32%
Total Annual Fund Operating Expenses	1.96%
Fee waivers and expense reimbursements	(0.11%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.85%
Retail | Delaware U.S. Growth Fund | Class R
Operating Expenses:
Management Fees	0.64%
Distribution and Service (12b-1) fees	0.60%
Other Expenses (as a percentage of Assets):	0.32%
Total Annual Fund Operating Expenses	1.56%
Fee waivers and expense reimbursements	(0.21%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.35%
Retail | Delaware Diversified Income Fund | Class A
Operating Expenses:
Management Fees	0.45%
Distribution and Service (12b-1) fees	0.30%
Other Expenses (as a percentage of Assets):	0.23%
Total Annual Fund Operating Expenses	0.98%
Fee waivers and expense reimbursements	(0.05%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.93%
Retail | Delaware Diversified Income Fund | Class B
Operating Expenses:
Management Fees	0.45%
Distribution and Service (12b-1) fees	1.00%
Other Expenses (as a percentage of Assets):	0.23%
Total Annual Fund Operating Expenses	1.68%
Fee waivers and expense reimbursements
Total Annual Fund Operating Expenses After Expense Reimbursement	1.68%
Retail | Delaware Diversified Income Fund | Class C
Operating Expenses:
Management Fees	0.45%
Distribution and Service (12b-1) fees	1.00%
Other Expenses (as a percentage of Assets):	0.23%
Total Annual Fund Operating Expenses	1.68%
Fee waivers and expense reimbursements
Total Annual Fund Operating Expenses After Expense Reimbursement	1.68%
Retail | Delaware Diversified Income Fund | Class R
Operating Expenses:
Management Fees	0.45%
Distribution and Service (12b-1) fees	0.60%
Other Expenses (as a percentage of Assets):	0.23%
Total Annual Fund Operating Expenses	1.28%
Fee waivers and expense reimbursements	(0.10%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.18%

[1]

The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.85% of the Fund's average daily net assets from February 28, 2011 through February 28, 2012. These waivers and reimbursements may be terminated only by agreement of the Manager and the Fund.

[2]

The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.85% of the Fund's average daily net assets from February 28, 2011 through February 28, 2012. The Fund's distributor, Delaware Distributors, L.P. (Distributor), has also contracted to limit the Fund's Class A and Class R shares' 12b-1 fees from February 28, 2011 through February 28, 2012 to no more than 0.25% and 0.50% of average daily net assets, respectively. These waivers and reimbursements may be terminated only by agreement of the Manager or Distributor, as applicable, and the Fund.

[3]

The Fund's distributor, Delaware Distributors, L.P. (Distributor), has also contracted to limit the Class A and Class R shares' 12b-1 fees from February 28, 2011 through February 28, 2012 to no more than 0.25% and 0.50% of their respective average daily net assets. These waivers and reimbursements may only be terminated by agreement of the Manager and the Distributor, as applicable, and the Fund.

Annual Total Returns	0 Months Ended
Mar. 10, 2011
Institutional | Delaware U.S. Growth Fund | Institutional
Bar Chart Table:
Annual Return 2001	(24.09%)
Annual Return 2002	(28.81%)
Annual Return 2003	23.60%
Annual Return 2004	3.41%
Annual Return 2005	13.93%
Annual Return 2006	2.61%
Annual Return 2007	13.19%
Annual Return 2008	(43.51%)
Annual Return 2009	44.30%
Annual Return 2010	14.27%
Institutional | Delaware Diversified Income Fund | Institutional
Bar Chart Table:
Annual Return 2003	14.30%
Annual Return 2004	9.74%
Annual Return 2005	(0.36%)
Annual Return 2006	8.20%
Annual Return 2007	7.56%
Annual Return 2008	(3.84%)
Annual Return 2009	25.53%
Annual Return 2010	8.15%
Retail | Delaware U.S. Growth Fund | Class A
Bar Chart Table:
Annual Return 2001	(24.36%)
Annual Return 2002	(29.01%)
Annual Return 2003	23.28%
Annual Return 2004	3.01%
Annual Return 2005	13.68%
Annual Return 2006	2.27%
Annual Return 2007	12.88%
Annual Return 2008	(43.67%)
Annual Return 2009	44.00%
Annual Return 2010	13.99%
Retail | Delaware Diversified Income Fund | Class A
Bar Chart Table:
Annual Return 2001	8.33%
Annual Return 2002	11.03%
Annual Return 2003	13.88%
Annual Return 2004	9.60%
Annual Return 2005	(0.73%)
Annual Return 2006	7.94%
Annual Return 2007	7.43%
Annual Return 2008	(4.20%)
Annual Return 2009	25.38%
Annual Return 2010	7.77%

Average Annual Total Returns	0 Months Ended
Mar. 10, 2011
Institutional | Delaware U.S. Growth Fund | Institutional
Average Annual Return:
1 Year	14.27%
5 Years	1.58%
10 Years	(1.60%)
Institutional | Delaware U.S. Growth Fund | Institutional | After Taxes on Distributions
Average Annual Return:
1 Year	14.21%
5 Years	1.57%
10 Years	(1.60%)
Institutional | Delaware U.S. Growth Fund | Institutional | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	9.27%
5 Years	1.34%
10 Years	(1.35%)
Institutional | Delaware U.S. Growth Fund | Russell 1000(R) Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.71%
5 Years	3.75%
10 Years	0.02%
Institutional | Delaware Diversified Income Fund | Institutional
Average Annual Return:
Label	lifetime: 10/28/02 - 12/31/10
1 Year	8.15%
5 Years	8.72%
Since Inception	8.78%
Institutional | Delaware Diversified Income Fund | Institutional | After Taxes on Distributions
Average Annual Return:
1 Year	5.11%
5 Years	6.23%
Since Inception	5.87%
Institutional | Delaware Diversified Income Fund | Institutional | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	5.51%
5 Years	6.01%
Since Inception	5.77%
Institutional | Delaware Diversified Income Fund | Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
5 Years	5.80%
Since Inception	5.13%
Retail | Delaware U.S. Growth Fund | Class A
Average Annual Return:
1 Year	7.47%
5 Years	0.11%
10 Years	(2.46%)
Retail | Delaware U.S. Growth Fund | Class A | After Taxes on Distributions
Average Annual Return:
1 Year	7.47%
5 Years	0.11%
10 Years	(2.46%)
Retail | Delaware U.S. Growth Fund | Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	4.86%
5 Years	0.10%
10 Years	(2.05%)
Retail | Delaware U.S. Growth Fund | Class B
Average Annual Return:
1 Year	7.47%
5 Years	0.12%
10 Years	(2.44%)
Retail | Delaware U.S. Growth Fund | Class C
Average Annual Return:
1 Year	12.07%
5 Years	0.56%
10 Years	(2.58%)
Retail | Delaware U.S. Growth Fund | Class R
Average Annual Return:
1 Year	13.71%
5 Years	1.09%
10 Years	4.22%
Retail | Delaware U.S. Growth Fund | Russell 1000(R) Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.71%
5 Years	3.75%
10 Years	0.02%
Retail | Delaware Diversified Income Fund | Class A
Average Annual Return:
1 Year	2.91%
5 Years	7.47%
10 Years	7.88%
Retail | Delaware Diversified Income Fund | Class A | After Taxes on Distributions
Average Annual Return:
1 Year	0.10%
5 Years	5.10%
10 Years	5.20%
Retail | Delaware Diversified Income Fund | Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	2.10%
5 Years	4.99%
10 Years	5.14%
Retail | Delaware Diversified Income Fund | Class B
Average Annual Return:
Label	lifetime: 10/28/02 - 12/31/10
1 Year	2.91%
5 Years	7.41%
Since Inception	7.71%
Retail | Delaware Diversified Income Fund | Class C
Average Annual Return:
Label	lifetime: 10/28/02 - 12/31/10
1 Year	5.98%
5 Years	7.65%
Since Inception	7.71%
Retail | Delaware Diversified Income Fund | Class R
Average Annual Return:
Label	lifetime: 10/28/02 - 03/02/10
1 Year	7.62%
5 Years	8.19%
Since Inception	7.01%
Retail | Delaware Diversified Income Fund | Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
5 Years	5.80%
10 Years	5.84%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	DELAWARE GROUP ADVISER FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000910682
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 28, 2011
Prospectus Date	rr_ProspectusDate	Feb 28, 2011
Institutional | Delaware U.S. Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	What is the Fund's investment objective?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware U.S. Growth Fund seeks long-term capital appreciation by investing in equity securities of companies we believe have the potential for sustainable free cash flow growth.
Expense [Heading]	rr_ExpenseHeading	What are the Fund's fees and expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	What are the Fund's principal investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

We invest primarily in common stocks. The Fund invests primarily in companies that we believe have long-term capital appreciation potential and are expected to grow faster than the U.S. economy. Using a bottom up approach, we seek to select securities we believe have large end-market potential, dominant business models, and strong free cash flow generation that are attractively priced compared to the intrinsic value of the securities. We also consider a company's operational efficiencies, management's plans for capital allocation, and the company's shareholder orientation. All of these factors give us insight into the outlook for a company, helping identify companies poised for sustainable free cash flow growth. We believe that sustainable free cash flow growth, if it occurs, may result in price appreciation for the company's stock. We may sell a security if we no longer believe that the security is likely to contribute to meeting the investment objective of the Fund or if there are other opportunities that appear more attractive.

Under normal circumstances, the Fund will invest at least 80% of its net assets in U.S. investments. This policy is not a fundamental investment policy and may be changed without shareholder approval. However, shareholders will be given at least 60 days' notice prior to any such change. We may also invest up to 20% of the Fund's assets in debt securities and bonds. In addition, we may invest in convertible bonds, preferred stocks, and convertible preferred stocks, provided that these investments, when aggregated with the Fund's debt securities and bonds, do not exceed 35% of the Fund's assets.

Risk [Heading]	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investment not guaranteed by the Manager or its affiliates -- Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk -- The risk that all or a majority of the securities in a certain market -- like the stock or bond market -- will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence or heavy institutional selling.

Foreign risk -- The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Currency risk -- The risk that the value of a portfolio's investments may be negatively affected by changes in foreign currency exchange rates.

Futures and options risk -- The possibility that a fund may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the manager anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss that a fund gains from using the strategy.

Credit risk -- The risk that a bond's issuer will be unable to make timely payments of interest and principal. Investing in so-called "junk" or "high yield" bonds entails greater risk of principal loss than the risk involved in investment grade bonds.

Liquidity risk -- The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	How has Delaware U.S. Growth Fund performed?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 362-7500 or by visiting our web site at www.delawareinvestments.com/performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Institutional Class)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, the Institutional Class' highest quarterly return was 15.60% for the quarter ended June 30, 2009 and its lowest quarterly return was -22.31% for the quarter ended December 31, 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Institutional | Delaware U.S. Growth Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution and Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[5]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	84
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	292
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	517
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,165
Annual Return 2001	rr_AnnualReturn2001	(24.09%)
Annual Return 2002	rr_AnnualReturn2002	(28.81%)
Annual Return 2003	rr_AnnualReturn2003	23.60%
Annual Return 2004	rr_AnnualReturn2004	3.41%
Annual Return 2005	rr_AnnualReturn2005	13.93%
Annual Return 2006	rr_AnnualReturn2006	2.61%
Annual Return 2007	rr_AnnualReturn2007	13.19%
Annual Return 2008	rr_AnnualReturn2008	(43.51%)
Annual Return 2009	rr_AnnualReturn2009	44.30%
Annual Return 2010	rr_AnnualReturn2010	14.27%
1 Year	rr_AverageAnnualReturnYear01	14.27%
5 Years	rr_AverageAnnualReturnYear05	1.58%
10 Years	rr_AverageAnnualReturnYear10	(1.60%)
Institutional | Delaware U.S. Growth Fund | Institutional | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.21%
5 Years	rr_AverageAnnualReturnYear05	1.57%
10 Years	rr_AverageAnnualReturnYear10	(1.60%)
Institutional | Delaware U.S. Growth Fund | Institutional | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.27%
5 Years	rr_AverageAnnualReturnYear05	1.34%
10 Years	rr_AverageAnnualReturnYear10	(1.35%)
Institutional | Delaware U.S. Growth Fund | Russell 1000(R) Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.71%
5 Years	rr_AverageAnnualReturnYear05	3.75%
10 Years	rr_AverageAnnualReturnYear10	0.02%
Institutional | Delaware Diversified Income Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	What is the Fund's investment objective?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware Diversified Income Fund seeks maximum long-term total return, consistent with reasonable risk.
Expense [Heading]	rr_ExpenseHeading	What are the Fund's fees and expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 232% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	232.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	What are the Fund's principal investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund allocates its investments principally among the following four sectors of the fixed income securities markets: the U.S. investment grade sector, the U.S. high yield sector, the international developed markets sector, and the emerging markets sector. Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities (the 80% policy). The Fund's investment manager, Delaware Management Company (Manager or we), will determine how much of the Fund to allocate to each of the four sectors, based on our evaluation of economic and market conditions and our assessment of the returns and potential for appreciation that can be achieved from investments in each of the four sectors. We will periodically reallocate the Fund's assets, as deemed necessary.

In unusual market conditions, in order to meet redemption requests, for temporary defensive purposes, and pending investment, the Fund may hold a substantial portion of its assets in cash or short-term fixed income obligations. The Fund may also use a wide range of hedging instruments, including options, futures contracts, and options on futures contracts subject to certain limitations. The Fund's investments in emerging markets will, in the aggregate, be limited to no more than 15% of the Fund's total assets. We will limit non-U.S.-dollar-denominated securities to no more than 50% of net assets, but total non-U.S.-dollar currency exposure will be limited, in the aggregate, to no more than 25% of net assets. The Fund's 80% policy described above may be changed without shareholder approval. However, shareholders will be given at least 60 days' notice prior to any such change.

Risk [Heading]	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investment not guaranteed by the Manager or its affiliates -- Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk -- The risk that all or a majority of the securities in a certain market -- like the stock or bond market -- will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence or heavy institutional selling.

Credit risk -- The risk that a bond's issuer will be unable to make timely payments of interest and principal. Investing in so-called "junk" or "high yield" bonds entails greater risk of principal loss than the risk involved in investment grade bonds.

Interest rate risk -- The risk that securities, particularly bonds with longer maturities, will decrease in value if interest rates rise.

Bank loans and other direct indebtedness risk -- The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.

Prepayment risk -- The risk that the principal on a bond that is held by a portfolio will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Foreign risk -- The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Currency risk -- The risk that the value of a portfolio's investments may be negatively affected by changes in foreign currency exchange rates.

Derivatives risk -- Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

Liquidity risk -- The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Valuation risk -- The risk that a less liquid secondary market may make it more difficult for a fund to obtain precise valuations of certain securities in its portfolio.

Government and regulatory risk -- The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	How has Delaware Diversified Income Fund performed?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1-year, 5-year and lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 362-7500 or by visiting our web site at www.delawareinvestments.com/performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Institutional Class)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, the Institutional Class' highest quarterly return was 10.14% for the quarter ended June 30, 2009 and its lowest quarterly return was -3.86% for the quarter ended September 30, 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Institutional | Delaware Diversified Income Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	70
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	218
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	379
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	847
Annual Return 2003	rr_AnnualReturn2003	14.30%
Annual Return 2004	rr_AnnualReturn2004	9.74%
Annual Return 2005	rr_AnnualReturn2005	(0.36%)
Annual Return 2006	rr_AnnualReturn2006	8.20%
Annual Return 2007	rr_AnnualReturn2007	7.56%
Annual Return 2008	rr_AnnualReturn2008	(3.84%)
Annual Return 2009	rr_AnnualReturn2009	25.53%
Annual Return 2010	rr_AnnualReturn2010	8.15%
Label	rr_AverageAnnualReturnLabel	lifetime: 10/28/02 - 12/31/10
1 Year	rr_AverageAnnualReturnYear01	8.15%
5 Years	rr_AverageAnnualReturnYear05	8.72%
Since Inception	rr_AverageAnnualReturnSinceInception	8.78%
Institutional | Delaware Diversified Income Fund | Institutional | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.11%
5 Years	rr_AverageAnnualReturnYear05	6.23%
Since Inception	rr_AverageAnnualReturnSinceInception	5.87%
Institutional | Delaware Diversified Income Fund | Institutional | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.51%
5 Years	rr_AverageAnnualReturnYear05	6.01%
Since Inception	rr_AverageAnnualReturnSinceInception	5.77%
Institutional | Delaware Diversified Income Fund | Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
Since Inception	rr_AverageAnnualReturnSinceInception	5.13%
Retail | Delaware U.S. Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	What is the Fund's investment objective?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware U.S. Growth Fund seeks long-term capital appreciation by investing in equity securities of companies we believe have the potential for sustainable free cash flow growth.
Expense [Heading]	rr_ExpenseHeading	What are the Fund's fees and expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Delaware Investments�� Funds. More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments�� Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	What are the Fund's principal investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

We invest primarily in common stocks. The Fund invests primarily in companies that we believe have long-term capital appreciation potential and are expected to grow faster than the U.S. economy. Using a bottom up approach, we seek to select securities we believe have large end-market potential, dominant business models, and strong free cash flow generation that are attractively priced compared to the intrinsic value of the securities. We also consider a company's operational efficiencies, management's plans for capital allocation, and the company's shareholder orientation. All of these factors give us insight into the outlook for a company, helping identify companies poised for sustainable free cash flow growth. We believe that sustainable free cash flow growth, if it occurs, may result in price appreciation for the company's stock. We may sell a security if we no longer believe that the security is likely to contribute to meeting the investment objective of the Fund or if there are other opportunities that appear more attractive.

Under normal circumstances, the Fund will invest at least 80% of its net assets in U.S. investments. This policy is not a fundamental investment policy and may be changed without shareholder approval. However, shareholders will be given at least 60 days' notice prior to any such change. We may also invest up to 20% of the Fund's assets in debt securities and bonds. In addition, we may invest in convertible bonds, preferred stocks, and convertible preferred stocks, provided that these investments, when aggregated with the Fund's debt securities and bonds, do not exceed 35% of the Fund's assets.

Risk [Heading]	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investment not guaranteed by the Manager or its affiliates -- Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk -- The risk that all or a majority of the securities in a certain market -- like the stock or bond market -- will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence or heavy institutional selling.

Foreign risk -- The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Currency risk -- The risk that the value of a portfolio's investments may be negatively affected by changes in foreign currency exchange rates.

Futures and options risk -- The possibility that a fund may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the manager anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss that a fund gains from using the strategy.

Credit risk -- The risk that a bond's issuer will be unable to make timely payments of interest and principal. Investing in so-called "junk" or "high yield" bonds entails greater risk of principal loss than the risk involved in investment grade bonds.

Liquidity risk -- The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	How has Delaware U.S. Growth Fund performed?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Class A)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, Class A's highest quarterly return was 15.50% for the quarter ended June 30, 2009 and its lowest quarterly return was -22.40% for the quarter ended December 31, 2008. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is only presented for Class A shares of the Fund. The after-tax returns for other Fund classes may vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax performance is only presented for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes.

Retail | Delaware U.S. Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution and Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	678
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	934
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,210
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,994
Annual Return 2001	rr_AnnualReturn2001	(24.36%)
Annual Return 2002	rr_AnnualReturn2002	(29.01%)
Annual Return 2003	rr_AnnualReturn2003	23.28%
Annual Return 2004	rr_AnnualReturn2004	3.01%
Annual Return 2005	rr_AnnualReturn2005	13.68%
Annual Return 2006	rr_AnnualReturn2006	2.27%
Annual Return 2007	rr_AnnualReturn2007	12.88%
Annual Return 2008	rr_AnnualReturn2008	(43.67%)
Annual Return 2009	rr_AnnualReturn2009	44.00%
Annual Return 2010	rr_AnnualReturn2010	13.99%
1 Year	rr_AverageAnnualReturnYear01	7.47%
5 Years	rr_AverageAnnualReturnYear05	0.11%
10 Years	rr_AverageAnnualReturnYear10	(2.46%)
Retail | Delaware U.S. Growth Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.47%
5 Years	rr_AverageAnnualReturnYear05	0.11%
10 Years	rr_AverageAnnualReturnYear10	(2.46%)
Retail | Delaware U.S. Growth Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.86%
5 Years	rr_AverageAnnualReturnYear05	0.10%
10 Years	rr_AverageAnnualReturnYear10	(2.05%)
Retail | Delaware U.S. Growth Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution and Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.96%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	585
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	877
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,269
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,092
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	185
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	602
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,044
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,092
1 Year	rr_AverageAnnualReturnYear01	7.47%
5 Years	rr_AverageAnnualReturnYear05	0.12%
10 Years	rr_AverageAnnualReturnYear10	(2.44%)
Retail | Delaware U.S. Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution and Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.96%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	285
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	602
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,044
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,274
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	185
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	602
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,044
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,274
1 Year	rr_AverageAnnualReturnYear01	12.07%
5 Years	rr_AverageAnnualReturnYear05	0.56%
10 Years	rr_AverageAnnualReturnYear10	(2.58%)
Retail | Delaware U.S. Growth Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution and Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	134
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	469
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	827
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,836
1 Year	rr_AverageAnnualReturnYear01	13.71%
5 Years	rr_AverageAnnualReturnYear05	1.09%
10 Years	rr_AverageAnnualReturnYear10	4.22%
Retail | Delaware U.S. Growth Fund | Russell 1000(R) Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.71%
5 Years	rr_AverageAnnualReturnYear05	3.75%
10 Years	rr_AverageAnnualReturnYear10	0.02%
Retail | Delaware Diversified Income Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	What is the Fund's investment objective?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware Diversified Income Fund seeks maximum long-term total return, consistent with reasonable risk.
Expense [Heading]	rr_ExpenseHeading	What are the Fund's fees and expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in Delaware Investments�� Funds. More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 232% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	232.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments�� Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	What are the Fund's principal investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund allocates its investments principally among the following four sectors of the fixed income securities markets: the U.S. investment grade sector, the U.S. high yield sector, the international developed markets sector, and the emerging markets sector. Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities (the 80% policy). The Fund's investment manager, Delaware Management Company (Manager or we), will determine how much of the Fund to allocate to each of the four sectors, based on our evaluation of economic and market conditions and our assessment of the returns and potential for appreciation that can be achieved from investments in each of the four sectors. We will periodically reallocate the Fund's assets, as deemed necessary.

In unusual market conditions, in order to meet redemption requests, for temporary defensive purposes, and pending investment, the Fund may hold a substantial portion of its assets in cash or short-term fixed income obligations. The Fund may also use a wide range of hedging instruments, including options, futures contracts, and options on futures contracts subject to certain limitations. The Fund's investments in emerging markets will, in the aggregate, be limited to no more than 15% of the Fund's total assets. We will limit non-U.S.-dollar-denominated securities to no more than 50% of net assets, but total non-U.S.-dollar currency exposure will be limited, in the aggregate, to no more than 25% of net assets. The Fund's 80% policy described above may be changed without shareholder approval. However, shareholders will be given at least 60 days' notice prior to any such change.

Risk [Heading]	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investment not guaranteed by the Manager or its affiliates -- Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk -- The risk that all or a majority of the securities in a certain market -- like the stock or bond market -- will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence or heavy institutional selling.

Credit risk -- The risk that a bond's issuer will be unable to make timely payments of interest and principal. Investing in so-called "junk" or "high yield" bonds entails greater risk of principal loss than the risk involved in investment grade bonds.

Interest rate risk -- The risk that securities, particularly bonds with longer maturities, will decrease in value if interest rates rise.

Bank loans and other direct indebtedness risk -- The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.

Prepayment risk -- The risk that the principal on a bond that is held by a portfolio will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Foreign risk -- The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Currency risk -- The risk that the value of a portfolio's investments may be negatively affected by changes in foreign currency exchange rates.

Derivatives risk -- Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

Liquidity risk -- The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Valuation risk -- The risk that a less liquid secondary market may make it more difficult for a fund to obtain precise valuations of certain securities in its portfolio.

Government and regulatory risk -- The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	How has Delaware Diversified Income Fund performed?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/performance.

On October 28, 2002, the Fund acquired all of the assets and assumed all of the liabilities of The Diversified Core Fixed Income Portfolio of Delaware Pooled�� Trust (Predecessor Fund), which had investment objectives and policies identical to those of the Fund. The Fund had no operations prior to October 28, 2002. Shareholders of the Predecessor Fund received Class A shares of the Fund in connection with this transaction. As a result of this transaction, Class A shares of the Fund assumed the performance history of the Predecessor Fund for periods prior to the closing date of the transaction. The average annual total returns of the Fund in the table below for periods prior to October 28, 2002 have been restated to reflect the maximum sales charge applicable to Class A shares, but not to reflect the distribution and service (12b-1), higher management, and transfer agency fees borne by Class A shares of the Fund.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Class A)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, Class A's highest quarterly return was 10.21% for the quarter ended June 30, 2009 and its lowest quarterly return was -3.93% for the quarter ended September 30, 2008. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is only presented for Class A shares of the Fund. The after-tax returns for other Fund classes may vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax performance is only presented for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes.

Retail | Delaware Diversified Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	541
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	743
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	963
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,593
Annual Return 2001	rr_AnnualReturn2001	8.33%
Annual Return 2002	rr_AnnualReturn2002	11.03%
Annual Return 2003	rr_AnnualReturn2003	13.88%
Annual Return 2004	rr_AnnualReturn2004	9.60%
Annual Return 2005	rr_AnnualReturn2005	(0.73%)
Annual Return 2006	rr_AnnualReturn2006	7.94%
Annual Return 2007	rr_AnnualReturn2007	7.43%
Annual Return 2008	rr_AnnualReturn2008	(4.20%)
Annual Return 2009	rr_AnnualReturn2009	25.38%
Annual Return 2010	rr_AnnualReturn2010	7.77%
1 Year	rr_AverageAnnualReturnYear01	2.91%
5 Years	rr_AverageAnnualReturnYear05	7.47%
10 Years	rr_AverageAnnualReturnYear10	7.88%
Retail | Delaware Diversified Income Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.10%
5 Years	rr_AverageAnnualReturnYear05	5.10%
10 Years	rr_AverageAnnualReturnYear10	5.20%
Retail | Delaware Diversified Income Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.10%
5 Years	rr_AverageAnnualReturnYear05	4.99%
10 Years	rr_AverageAnnualReturnYear10	5.14%
Retail | Delaware Diversified Income Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	571
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	805
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,138
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,801
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	101
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	530
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	913
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,801
Label	rr_AverageAnnualReturnLabel	lifetime: 10/28/02 - 12/31/10
1 Year	rr_AverageAnnualReturnYear01	2.91%
5 Years	rr_AverageAnnualReturnYear05	7.41%
Since Inception	rr_AverageAnnualReturnSinceInception	7.71%
Retail | Delaware Diversified Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	271
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	530
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	913
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,987
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	171
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	530
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	913
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,987
Label	rr_AverageAnnualReturnLabel	lifetime: 10/28/02 - 12/31/10
1 Year	rr_AverageAnnualReturnYear01	5.98%
5 Years	rr_AverageAnnualReturnYear05	7.65%
Since Inception	rr_AverageAnnualReturnSinceInception	7.71%
Retail | Delaware Diversified Income Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.60%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	120
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	396
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	693
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,536
Label	rr_AverageAnnualReturnLabel	lifetime: 10/28/02 - 03/02/10
1 Year	rr_AverageAnnualReturnYear01	7.62%
5 Years	rr_AverageAnnualReturnYear05	8.19%
Since Inception	rr_AverageAnnualReturnSinceInception	7.01%
Retail | Delaware Diversified Income Fund | Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.84%
[1]

If you redeem Class B shares during the first year after you buy them, you will pay a CDSC of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0.00% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).

[2]

If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

[3]

The Fund's distributor, Delaware Distributors, L.P. (Distributor), has also contracted to limit the Class A and Class R shares' 12b-1 fees from February 28, 2011 through February 28, 2012 to no more than 0.25% and 0.50% of their respective average daily net assets. These waivers and reimbursements may only be terminated by agreement of the Manager and the Distributor, as applicable, and the Fund.

[4]

The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.85% of the Fund's average daily net assets from February 28, 2011 through February 28, 2012. The Fund's distributor, Delaware Distributors, L.P. (Distributor), has also contracted to limit the Fund's Class A and Class R shares' 12b-1 fees from February 28, 2011 through February 28, 2012 to no more than 0.25% and 0.50% of average daily net assets, respectively. These waivers and reimbursements may be terminated only by agreement of the Manager or Distributor, as applicable, and the Fund.

[5]

The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.85% of the Fund's average daily net assets from February 28, 2011 through February 28, 2012. These waivers and reimbursements may be terminated only by agreement of the Manager and the Fund.